SHAREHOLDER'S CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDER'S CAPITAL

18.  SHAREHOLDER’S CAPITAL

a)	Authorized capital

GFL’s authorized share capital consists of (i) an unlimited number of subordinate voting shares, (ii) an unlimited number of multiple voting shares, (iii) an unlimited number of preferred shares, issuable in series, (iv) 28,571,428 Series A perpetual convertible preferred shares and (v) 8,196,721 Series B perpetual convertible preferred shares.

Subordinate and multiple voting shares

The rights of the holders of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. The holders of outstanding subordinate voting shares are entitled to one vote per subordinate voting share and the holders of multiple voting shares are entitled to ten votes per multiple voting share. The subordinate voting shares are not convertible into any other classes of shares. Each outstanding multiple voting share may at any time, at the option of the holder, be converted into one subordinate voting share.

In addition, all multiple voting shares will convert automatically into subordinate voting shares at such time that is the earlier of the following: (i) Patrick Dovigi and/or his affiliates no longer beneficially own, directly or indirectly, at least 2.0% of the aggregate of the issued and outstanding subordinate voting shares and multiple voting shares; (ii) Patrick Dovigi is no longer serving as a director or in a senior management position at GFL; or (iii) the twentieth anniversary of the closing of the IPO.

The subordinate voting shares and multiple voting shares rank pari passu with respect to the payment of dividends, return of capital and distribution of assets in the event of liquidation, dissolution or winding up of GFL.

Preferred shares

The preferred shares are issuable at any time and from time to time in series. Each series of preferred shares shall consist of such number of preferred shares and having such rights, privileges, restrictions and conditions as determined by the Board of Directors prior to the issuance thereof.

On October 1, 2020, GFL issued 28,571,428 of Series A perpetual convertible preferred shares (the “Series A Preferred Shares”) to funds managed by HPS Investment Partners, LLC (“HPS”), at an issuance price of US$21.00 per share for gross proceeds of US$600 million. On December 17, 2021, GFL issued 8,196,721 Series B perpetual convertible preferred shares (the “Series B Preferred Shares”) to HPS, at an issuance price of US$36.60 per share for gross proceeds of US$300 million. The Series A Preferred Shares and Series B Preferred Shares are collectively referred to as the “Preferred Shares”. As at December 31, 2021, (a) the Series A Preferred Shares are convertible into 25,969,285 subordinate voting shares, at a conversion price of US$25.20, representing 7.2% of the issued and outstanding subordinate voting shares and 5.4% of the aggregate outstanding voting rights, and (b) the Series B Preferred Shares are convertible into 6,846,539 subordinate voting shares, at a conversion price of US$43.92, representing 1.9% of the issued and outstanding subordinate voting shares and 1.4% of the aggregate outstanding voting rights. The holders of the Preferred Shares are entitled to vote on an as-converted basis on all matters on which holders of subordinate voting shares and multiple voting shares vote, and to the greatest extent possible, will vote with the holders of subordinate voting shares and multiple voting shares as a single class. Each holder of Preferred Shares shall be deemed to hold, for the sole purpose of voting at any meeting of shareholders of GFL at which such holder is entitled to vote, the number of Preferred Shares equal to the number of subordinate voting shares into which such holder’s registered Preferred Shares are convertible as of the record date for the determination of shareholders entitled to vote at such shareholders meeting. The liquidation preference of the Series A Preferred Shares and Series B Preferred Shares accrete at a rate of 7.000% and 6.000% per annum, respectively, compounded quarterly. From and after the fourth anniversary of the issuance of the Preferred Shares, GFL will have the option each quarter to redeem a number of Preferred Shares in an amount equal to the increase in the liquidation preference for the quarter. This optional redemption amount can be satisfied in either cash or subordinate voting shares at the election of GFL. If GFL elects to pay the optional redemption amount for a particular quarter in cash, the accretion rate for that quarter for the Series A Preferred Shares and Series B Preferred Shares will be 6.000% and 5.000% per annum, respectively. The Preferred Shares are subject to transfer restrictions, but can be converted into subordinate voting shares by the holder at any time. GFL may also require the conversion or redemption of the Preferred Shares at an earlier date in certain circumstances.

Amalgamation

Effective March 5, 2020, immediately prior to the completion of the IPO, GFL amalgamated with Holdings. In connection with the amalgamation, all of the issued and outstanding shares of Holdings were exchanged for subordinate voting shares and multiple voting shares of GFL at an exchange ratio of 20.363259-for-one, other than the Class F shares of Holdings which were converted to multiple voting shares on an exchange ratio of 26.343032-for-one.

Share issuances and cancellations

The following table presents GFL’s share capital for the periods indicated:

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2020	314,300,421	12,062,964	28,571,428	354,934,813
Issued as partial consideration for acquisitions	876,419	—	—	876,419
Issued and fully paid during the year	—	—	8,196,721	8,196,721
Issued on exercise of share options	2,300,000	—	—	2,300,000
Issued on exercise and settlement of RSUs	442,150	—	—	442,150
Issued on TEU conversion	8,337,004	—	—	8,337,004
Cancelled during the year	(26,041)	—	—	(26,041)
Balance, December 31, 2021	326,229,953	12,062,964	36,768,149	375,061,066

b)	Share options, RSUs and DSUs

Holdings established a stock option plan dated May 31, 2018, as amended on November 14, 2018 (the “Legacy Stock Option Plan”). In connection with the IPO, 159,468,329 options issued and outstanding under the Legacy Stock Option Plan (before exchange ratio restatement) with an exercise price of $1.00 (both of which are on a pre-converted basis) vested in accordance with the terms of the Legacy Stock Option Plan. After giving effect to the IPO, the options were exercised on a net basis, less applicable withholding taxes, into 3,203,925 subordinate voting shares (the “Legacy Option Shares”). At completion of the IPO, there were no options outstanding under the Legacy Stock Option Plan and such plan was terminated.

Unless otherwise determined by the Board of Directors, the Legacy Option Shares will be held by a trustee in trust or in escrow on behalf of the legacy option holders. One-third of the Legacy Option Shares will vest and be released from escrow on each of the first three anniversaries of the IPO. Unless otherwise determined by the Board of Directors, if prior to the third anniversary of the IPO a legacy option holder’s employment with GFL is terminated without cause, such legacy option holder’s Legacy Option Shares held in trust at such time will continue to vest. Unless otherwise determined by the Board of Directors, if a legacy option holder’s employment is otherwise terminated prior to the third anniversary of the closing of the IPO, the legacy option holder’s Legacy Option Shares held in trust at such time will be cancelled for no consideration.

In connection with the IPO, the Board of Directors adopted the LTIP which allows GFL to grant long-term equity-based incentives, including options, PSUs and RSUs, to eligible participants. Each award represents the right to receive subordinate voting shares, or in the case of PSUs and RSUs, subordinate voting shares and/or cash, in accordance with the terms of the LTIP. The director deferred share unit plan (the “DSU Plan”) was adopted by the Board of Directors, to provide non-employee directors the opportunity to receive a portion of their compensation in the form of DSUs. Each DSU represents a unit equivalent in value to a subordinate voting share based on the closing price of the subordinate voting shares on the day prior to the grant.

The maximum number of subordinate voting shares reserved for issuance under the LTIP, the DSU Plan, and any other security-based compensation arrangement in any one-year period is 10% of the total issued and outstanding subordinate voting shares and multiple voting shares in the capital which as at December 31, 2021, would equate to 33,829,292 subordinate voting shares in the capital of GFL.

Share options

Changes in the number of share options held by officers and employees with their average exercise price per option are summarized below:

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2020	19,643,184	$28.05
Granted	9,676,000	33.00
Exercised	(2,300,000)	19.93
Cancelled	(2,905,063)	19.93
Share options outstanding, December 31, 2021	24,114,121	$31.79
Vested share options, December 31, 2021	2,553,994	$22.22

For the year ended December 31, 2021, there were no share options expired or forfeited.

On June 29, 2021, 9,676,000 options were granted to named executive officers. The options vest on the later of June 5, 2024 or March 5, 2025 depending on the option holder, and subject to the satisfaction of certain market conditions. The options have two tranches with differing market conditions as follows: (i) 4,838,000 options vest if the trading price of a subordinate voting share achieves a volume weighted average price of US$50.00 for 20 consecutive days, and (ii) 4,838,000 options vest if the trading price of a subordinate voting share achieves a volume weighted average price of US$60.00 for 20 consecutive days. The options will expire on June 29, 2031. The total grant date fair value of the issued options is US$38.7 million. The weighted-average assumptions used in the Monte Carlo simulation to determine the total fair value of the issued options on the grant date are as follows:

Grant date share price (USD per option)	$31.98
Exercise price (USD per option)	$33.00
Expected volatility (%)	25.00%
Expected dividend yield (%)	0.14%
Expected life (years)	6.5
Risk-free interest rate (%)	1.18%

Expected volatility was calculated based upon the historical average volatility of comparable public companies. The fair value of the options is recognized as compensation expense over the vesting period.

For the year ended December 31, 2021, the total compensation expense related to share options amounted to $18.7 million ($30.5 million for the year ended December 31, 2020).

RSUs and DSUs

For the year ended December 31, 2021, 759,393 RSUs were granted to eligible participants under GFL’s LTIP.

The fair value of the RSUs granted for the year ended December 31, 2021 was based on the closing price of the subordinate voting shares on the day prior to the grant date. For the year ended December 31, 2021, the total compensation expense related to RSUs amounted to $26.2 million ($6.9 million for the year ended December 31, 2020).

For the year ended December 31, 2021, 20,206 DSUs were granted to non-employee directors for compensation under the director DSU Plan. For the year ended December 31, 2021, the total compensation expense related to DSUs amounted to $0.8 million ($0.5 million for the year ended December 31, 2020).

The following table presents GFL’s summary of the RSUs and DSUs granted under the LTIP and DSU Plan for the periods indicated:

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2020	1,522,659	$19.95	18,248	$19.92
Granted	759,393	35.80	20,206	33.16
Settled	(441,730)	19.00	(5,918)	22.04
Forfeited	(103,652)	22.42	—	—
Outstanding, December 31, 2021	1,736,670	26.77	32,536	27.76
Expected to vest	1,672,642	$26.82	32,536	$27.76

For the year ended December 31, 2021, there were no RSUs or DSUs cancelled.